Postretirement Benefit Plans-Weighted Average Assumptions Used to Determine Net Postretirement Cost (Detail) - Postretirement Benefit Plans	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.69%	3.89%	3.61%
Health care cost trend rate	7.28%	7.53%	7.06%